1
Gabelli Growth Innovators ETF
Schedule of Investments — March 31, 2024 (Unaudited)
Shares Market Value
COMMON STOCKS – 100 .0%
Communication Services – 18 .6%
2,064
Alphabet Inc., Cl. C† ...............................
$ 314,265
409
Meta Platforms Inc., Cl. A .......................
198,602
290
Netflix Inc.† .............................................
176,126
299
Spotify Technology SA† ..........................
78,906
767,899
Consumer Discretionary – 16 .9%
1,765
Amazon.com Inc.† ..................................
318,371
14
Booking Holdings Inc. .............................
50,790
42
Chipotle Mexican Grill Inc.† ....................
122,084
45
Costco Wholesale Corp. .........................
32,969
2,113
On Holding AG, Cl. A† ............................
74,758
1,292
Uber Technologies Inc.† .........................
99,471
698,443
Financials – 8 .7%
170
Arthur J. Gallagher & Co. ........................
42,507
643
KKR & Co. Inc. ........................................
64,673
393
Mastercard Inc., Cl. A .............................
189,257
159
Moody's Corp. .........................................
62,491
358,928
Health Care – 12 .7%
247
Eli Lilly & Co. ...........................................
192,156
290
Intuitive Surgical Inc.† ............................
115,736
439
Stryker Corp. ...........................................
157,105
344
Zoetis Inc. ...............................................
58,208
523,205
Industrials – 8 .0%
1,922
Carrier Global Corp. ................................
111,726
547
Eaton Corp. plc .......................................
171,036
166
Trane Technologies plc ...........................
49,833
332,595
Information Technology - Semiconductors – 20 .9%
821
Applied Materials Inc. .............................
169,315
191
ASML Holding NV ...................................
185,360
84
Lam Research Corp. ...............................
81,612
474
NVIDIA Corp. ..........................................
428,287
864,574
Information Technology - Software and Services – 14 .2%
118
Adobe Inc.† ............................................
59,543
123
Cadence Design Systems Inc.† .............
38,287
251
CrowdStrike Holdings Inc., Cl. A† ...........
80,468
65
Fair Isaac Corp.† ....................................
81,225
107
Intuit Inc. .................................................
69,550
461
Microsoft Corp. .......................................
193,952
82
ServiceNow Inc.† ....................................
62,517
585,542
TOTAL INVESTMENTS — 100.0%
(cost $3,359,334) ....................................
$ 4,131,186
† Non-income producing security.